SUPPLEMENT DATED OCTOBER 31, 1995 TO PROSPECTUS
                         DATED DECEMBER 16, 1994

This Prospectus Supplement ("Supplement No. 2") supplements the information contained in the Prospectus of UST Private Equity Investors Fund, Inc. (the "Company") dated December 16, 1994 (as amended by the Supplement dated August 28, 1995, the "Prospectus"). Unless otherwise indicated, all capitalized terms used herein shall have the same meanings set forth in the Prospectus.

The Company held a second closing of its shares (the "Shares") on October 27, 1995, and a final closing of its Shares on October 31, 1995 (collectively, the "Final Closing"). A total of 12,335 Shares representing $12,335,000 were accepted in connection with the Final Closing.

The Company's Prospectus contemplates that the time of valuation of the net assets of the Company for purposes of determining the Managing Investment Adviser's management fee and the time of payment of such fee is the end of each calendar quarter. At a meeting held on October 6, 1995, the Company's Board of Directors approved the change from the end of each calendar quarter to the end of each fiscal quarter for the time of valuation of the net assets of the Company for purposes of determining the Managing Investment Adviser's management fee and the time of payment of the management fee.

The Prospectus is modified as follows:

1. On page 2, in the footnote marked with one asterisk in the section entitled "FEE TABLE", each reference to "calendar" is hereby deleted and the word "fiscal" is hereby substituted in lieu thereof.

2. On page 2, in the footnote marked with two asterisks in the section entitled "FEE TABLE", the reference to "calendar" in the second sentence is hereby deleted and the word "fiscal" is hereby substituted in lieu thereof.

3.    On page 23, in the third paragraph of the section entitled
      "Management - Managing Investment Adviser; Compensation", each reference to "calendar" is hereby deleted and the word "fiscal" is hereby substituted in lieu thereof.